As filed with the Securities and Exchange Commission on May 26, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21635

Mount Yale Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

Mount Yale Opportunity Fund, LLC
8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Name and address of agent for service)

(952) 897-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Mount Yale Opportunity Fund, LLC
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.4%
Equity Index - 33.4%
Rydex S&P Equal Weight ETF	1,355	$239,022

TOTAL COMMON STOCKS (Cost $230,417)		239,022

	Contracts (100 shares
	per contract)	Value
Long Call Options - 1.1%
Diamonds Trust Series 1
Expiration June 2006, Exercise Price $113.00	17	2,720
Diamonds Trust Series 1
Expiration April 2006, Exercise Price $113.00	50	2,250
Dow Jones Industrial
Expiration May 2006, Exercise Price $114.00	17	1,275
SDPR Trust Series 1
Expiration April 2006, Exercise Price $132.00	38	1,900

TOTAL LONG CALL OPTIONS (Cost $12,721)		8,145

Long Put Options - 2.1%
Dow Jones Industrial
Expiration June 2006, Exercise Price $106.00	21	1,365
Dow Jones Industrial
Expiration June 2006, Exercise Price $108.00	17	1,615
iShares Russell 2000
Expiration May 2006, Exercise Price $65.00	8	100
iShares Russell 2000
Expiration May 2006, Exercise Price $71.00	29	1,740
iShares Russell 2000
Expiration May 2006, Exercise Price $72.00	19	1,235
Mini NDX
Expiration June 2006, Exercise Price $167.00	16	4,800
NASDAQ 100 Index Tracking Stock
Expiration June 2006, Exercise Price $40.00	15	713
S&P 500 Mini
Expiration May 2006, Exercise Price $125.00	17	935
S&P 100 Index
Expiration May 2006, Exercise Price $540.00	1	73
S&P 500 Index
Expiration June 2006, Exercise Price $1,200.00	1	490
SDPR Trust Series 1
Expiration June 2006, Exercise Price $126.00	17	1,997

TOTAL LONG PUT OPTIONS (Cost $31,680)		15,063

	Shares	Value
SHORT-TERM INVESTMENTS - 52.7%
Scudder Money Market Portfolio Fund, 3.61%	376,837	$376,837

TOTAL SHORT-TERM INVESTMENTS (Cost $376,837)		376,837

Total Investments (Cost $651,655) - 89.3%		639,067
Other Assets in Excess of Liabilities - 10.7%		76,382
TOTAL NET ASSETS - 100.0%		$715,449

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

Cost of investments	$651,655

Gross unrealized appreciation	$8,901
Gross unrealized depreciation	(21,489)
Net unrealized depreciation	$(12,588)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statement section in the Fund’s most recent semi-annual or annual report.

Mount Yale Opportunity Fund, LLC
Schedule of Written Options
March 31, 2006 (Unaudited)
	Contracts (100 shares
	per contract)	Value
Written Call Options - 1.8%
Diamonds Trust Series 1
Expiration May 2006, Exercise Price $112.00	17	$2,550
Diamonds Trust Series 1
Expiration April 2006, Exercise Price $112.00	50	3,750
Dow Jones Industrial
Expiration April 2006, Exercise Price $112.00	17	1,360
SDPR Trust Series 1
Expiration May 2006, Exercise Price $134.00	38	2,375
SDPR Trust Series 1
Expiration April 2006, Exercise Price $131.00	38	3,040

TOTAL WRITTEN CALL OPTIONS (Costs $20,245)		13,075

Written Put Options - 1.4%
Dow Jones Industrial
Expiration April 2006, Exercise Price $106.00	21	210
Dow Jones Industrial
Expiration April 2006, Exercise Price $108.00	17	425
iShares Russell 2000
Expiration April 2006, Exercise Price $65.00	8	20
iShares Russell 2000
Expiration April 2006, Exercise Price $71.00	29	725
iShares Russell 2000
Expiration April 2006, Exercise Price $72.00	19	570
Mini NDX
Expiration May 2006, Exercise Price $167.50	16	3,520
NASDAQ 100 Index Tracking Stock
Expiration April 2006, Exercise Price $40.00	15	150
S&P 500 Mini
Expiration April 2006, Exercise Price $126.00	17	425
S&P 500 Index
Expiration April 2006, Exercise Price $1,200.00	1	50
SDPR Trust Series 1
Expiration April 2006, Exercise Price $126.00	17	425
SDPR Trust Series 1
Expiration May 2006, Exercise Price $126.00	38	3,040

TOTAL WRITTEN PUT OPTIONS (Cost $18,155)		9,560

TOTAL WRITTEN OPTIONS (Cost $38,400) - 3.2%		$22,635

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC

By (Signature and Title) /s/John L. Sabre
John L. Sabre, Principal Executive Officer

Date May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John L. Sabre
John L. Sabre, Principal Executive Officer

Date May 25, 2006

By (Signature and Title) /s/Michael J. Sabre
Michael J. Sabre, Principal Financial Officer

Date May 25, 2006